VIRTUS SGA GLOBAL GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2022
($ reported in thousands)
	Shares	Value
Common Stocks—98.9%
Communication Services—5.1%
Alphabet, Inc. Class C(1)	1,690	$ 3,697
Walt Disney Co. (The)(1)	25,803	2,436
		6,133

Consumer Discretionary—10.6%
Amazon.com, Inc.(1)	54,740	5,814
MercadoLibre, Inc.(1)	4,712	3,001
Yum! Brands, Inc.	34,237	3,886
		12,701

Consumer Staples—9.1%
China Mengniu Dairy Co., Ltd.(1)	728,721	3,636
CP ALL PCL	2,190,508	3,717
Heineken N.V.	39,365	3,589
		10,942

Financials—15.5%
AIA Group Ltd.	474,292	5,141
HDFC Bank Ltd. ADR	90,916	4,997
MSCI, Inc. Class A	9,162	3,776
S&P Global, Inc.	7,580	2,555
XP, Inc. Class A(1)	117,521	2,110
		18,579

Health Care—18.6%
Alcon, Inc.	54,692	3,822
Danaher Corp.	15,121	3,834
ICON plc ADR(1)	19,053	4,129
Intuitive Surgical, Inc.(1)	15,356	3,082
Medtronic plc	37,707	3,384
Novo Nordisk A/S Class B	37,060	4,110
		22,361

Industrials—2.3%
Recruit Holdings Co., Ltd.	95,835	2,822
Information Technology—33.2%
Adobe, Inc. (1)	6,394	2,341
Autodesk, Inc.(1)	18,871	3,245
Dassault Systemes SE	81,234	2,989
FleetCor Technologies, Inc.(1)	13,828	2,905
Infosys Ltd. Sponsored ADR	241,412	4,469
Intuit, Inc.	9,719	3,746
Microsoft Corp.	19,672	5,052
Salesforce, Inc.(1)	23,101	3,813
SAP SE Sponsored ADR	24,932	2,262
Visa, Inc. Class A	27,856	5,485
Workday, Inc. Class A(1)	25,371	3,541
		39,848

	Shares	Value

Materials—1.9%
Linde plc	8,167	$ 2,348
Real Estate—2.6%
Equinix, Inc.	4,770	3,134
Total Common Stocks (Identified Cost $118,503)		118,868

Total Long-Term Investments—98.9% (Identified Cost $118,503)		118,868

Short-Term Investment—0.3%
Money Market Mutual Fund—0.3%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 1.351%)(2)	353,262	353
Total Short-Term Investment (Identified Cost $353)		353

TOTAL INVESTMENTS—99.2% (Identified Cost $118,856)		$119,221
Other assets and liabilities, net—0.8%		914
NET ASSETS—100.0%		$120,135

Abbreviations:
ADR	American Depositary Receipt
MSCI	Morgan Stanley Capital International
S&P	Standard & Poor’s

Footnote Legend:
(1)	Non-income producing.
(2)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Country Weightings†
United States	55%
India	8
Hong Kong	7
Ireland	4
Denmark	3
Switzerland	3
Thailand	3
Other	17
Total	100%
† % of total investments as of June 30, 2022.
See Notes to Schedule of Investments

VIRTUS SGA GLOBAL GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2022
($ reported in thousands)
The following table summarizes the value of the Fund’s investments as of June 30, 2022, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at June 30, 2022	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$118,868	$118,868
Money Market Mutual Fund	353	353
Total Investments	$119,221	$119,221
There were no securities valued using  significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at June 30, 2022.
There were no transfers into or out of Level 3 related to securities held at June 30, 2022.
See Notes to Schedule of Investments

VIRTUS SGA Global Growth Fund
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2022
Note 1. Security Valuation
The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
    Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
    Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
    Level 3 – prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange-traded funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
 Listed derivatives, such as options, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.
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